Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2010 Common Class A, Par Value In USD [Member] USD ($)	Dec. 31, 2009 Common Class A, Par Value In USD [Member] USD ($)	Dec. 31, 2010 Common Class B, Par Value In GBP [Member] GBP (£)	Dec. 31, 2009 Common Class B, Par Value In GBP [Member] GBP (£)
Common shares, par value	$ 0.1	$ 0.1	£ 1	£ 1
Common shares, shares authorized	450,000,000	450,000,000	50,000	50,000
Common shares, shares issued	150,000,000	150,000,000	50,000	50,000